Intangible Assets - Components of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 70.4	$ 70.5
Accumulated Amortization		(19.2)	(13.1)
Net	49.7	51.2	57.4
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		46.9	47.0
Accumulated Amortization		(13.6)	(9.6)
Net		33.3	37.4
Developed Technology / Product Know-How [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1.9	1.9
Accumulated Amortization		(1.3)	(0.9)
Net		0.6	1.0
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1.4	1.4
Accumulated Amortization		(0.9)	(0.6)
Net		0.5	0.8
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		19.7	19.8
Accumulated Amortization		(3.2)	(1.9)
Net		16.5	17.9
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		0.5	0.4
Accumulated Amortization		(0.2)	(0.1)
Net		$ 0.3	$ 0.3